Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	001-34780
Entity Registrant Name	Forward Industries, Inc.
Entity Central Index Key	0000038264
Entity Tax Identification Number	13-1950672
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	700 Veterans Memorial Hwy
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	547-3055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FORD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false